Derivative financial instruments - Derivative liability component (Notes) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jan. 20, 2026
Derivative financial instruments
Fair value movement	$ (11,501)	$ (15,496)	$ 1,592
Ending balance	27,375	27,375
Non-current	27,375	27,375
Derivative financial liabilities	27,375	27,375
Convertible senior notes
Derivative financial instruments
Allocation of gross proceeds		101,032
Transaction costs		4,913
Principal value				$ 150,000
Derivative liability component (Notes)
Derivative financial instruments
Allocation of gross proceeds		48,968
Fair value movement		(21,593)
Ending balance	27,375	27,375
Non-current	27,375	27,375
Derivative financial liabilities	$ 27,375	27,375
Transaction costs		$ 2,381